FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets:
Marketable securities held in Trust Account	$ 828,117,255	$ 0
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 828,117,255